Fair Value Measurements - Summary of Changes in Fair Value of Redemption Feature Derivative Liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Charge to profit and loss		¥ (10,178)
Ending balance | $	$ 3,224
Recurring | Significant unobservable inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance			¥ 20,237
Charge to profit and loss			(21,302)
Foreign currency translation adjustment			1,065
Ending balance